UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number   811-4299
                                   ------------


                           IDS LIFE SERIES FUND, INC.
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               (Exact name of registrant as specified in charter)


     50606 AXP Financial Center, Minneapolis, Minnesota              55474
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         (Address of principal executive offices)                 (Zip code)


     Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-3678
                                                    ----------------

Date of fiscal year end:       4/30
                          --------------
Date of reporting period: 7/1/04 - 7/9/04
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04299
Reporting Period: 07/01/2004 - 07/09/2004
IDS Life Series Fund, Inc.









=========================== EQUITY INCOME PORTFOLIO ============================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Diversified Equity Income Fund, a series of AXP Variable Portfolio - Managed Series, Inc. on July 9, 2004.


=============================== EQUITY PORTFOLIO ===============================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Capital Resource Fund, a series of AXP Variable Portfolio - Investment Series, Inc. on July 9, 2004.


======================= GOVERNMENT SECURITIES PORTFOLIO ========================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Short Duration U.S. Government Fund, a series of AXP Variable Portfolio - Income Series, Inc. on July 9, 2004.


=============================== INCOME PORTFOLIO ===============================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Diversified Bond Fund, a series of AXP Variable Portfolio - Income Series, Inc. on July 9, 2004.


======================== INTERNATIONAL EQUITY PORTFOLIO ========================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - International Fund, a series of AXP Variable Portfolio - Investment Series, Inc. on July 9, 2004.


============================== MANAGED PORTFOLIO ===============================


During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Managed Fund, a series of AXP Variable Portfolio - Managed Series, Inc. on July 9, 2004.


============================ MONEY MARKET PORTFOLIO ============================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report. The Portfolio was merged into AXP Variable Portfolio - Cash Management Fund, a series of AXP Variable Portfolio - Money Market Series, Inc. on July 9, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  IDS Life Series Fund, Inc.


By                        /s/ Timothy V. Bechtold
                          -----------------------
                              Timothy V. Bechtold
                              President and Chief Executive Officer

Date                          August 26, 2004

* Print the name and title of each signing officer under his or her signature.